UNREALIZED LOSSES ON SECURITIES (Schedule of Gross Unrealized Losses and Fair Value) (Details) - USD ($) $ in Thousands		Jun. 30, 2019	Jun. 30, 2018
Less Than Twelve Months
Fair Value		$ 38,100	$ 83,747
Gross Unrealized Losses		(270)	(297)
Twelve Months or Greater
Fair Value		42,719	24,452
Gross Unrealized Losses		(595)	(426)
Total
Fair Value		80,819	108,199
Gross Unrealized Losses		(865)	(723)
Corporate Debt Securities [Member]
Less Than Twelve Months
Fair Value		11,728	56,714
Gross Unrealized Losses		(86)	(169)
Twelve Months or Greater
Fair Value		17,077	3,028
Gross Unrealized Losses		(121)	(12)
Total
Fair Value		28,805	59,742
Gross Unrealized Losses		(207)	(181)
Foreign Debt Securities [Member]
Less Than Twelve Months
Fair Value	[1]	2,004	13,761
Gross Unrealized Losses	[1]	(2)	(38)
Twelve Months or Greater
Fair Value	[1]	5,699
Gross Unrealized Losses	[1]	(73)
Total
Fair Value	[1]	7,703	13,761
Gross Unrealized Losses	[1]	(75)	(38)
Obligations of States and Political Subdivisions [Member]
Less Than Twelve Months
Fair Value			5,048
Gross Unrealized Losses			(77)
Twelve Months or Greater
Fair Value		1,329
Gross Unrealized Losses		(1)
Total
Fair Value		1,329	5,048
Gross Unrealized Losses		(1)	(77)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Less Than Twelve Months
Fair Value		24,368	7,600
Gross Unrealized Losses		(182)	(12)
Twelve Months or Greater
Fair Value		18,614	21,424
Gross Unrealized Losses		(400)	(414)
Total
Fair Value		42,982	29,024
Gross Unrealized Losses		$ (582)	(426)
U.S. Government Agency Securities [Member]
Less Than Twelve Months
Fair Value			624
Gross Unrealized Losses			(1)
Twelve Months or Greater
Fair Value
Gross Unrealized Losses
Total
Fair Value			624
Gross Unrealized Losses			$ (1)

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign issuers.